Strategic Investments - Choom Holdings Inc. (Details)			1 Months Ended	12 Months Ended
	Nov. 02, 2018 CAD ($) $ / shares shares	Jun. 12, 2018 CAD ($) $ / shares shares	Jun. 30, 2018 CAD ($) $ / shares	Jun. 30, 2019 CAD ($) year $ / shares shares	Jun. 30, 2018 CAD ($) $ / shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Purchase of investments other than investments accounted for using equity method				$ 50,584,000	$ 63,437,000
Gains (losses) recognised in profit or loss, fair value measurement, assets				144,368,000	0
OCI unrealized gain (loss)				(78,837,000)
Unrealized gain (loss) on marketable securities				(16,199,000)	173,387,000
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
OCI unrealized gain (loss)				(78,837,000)	(6,616,000)
Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities				$ (16,199,000)	173,387,000
Derivatives and Convertible Debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants (in shares) | shares	96,464,248
Closing stock price (in A$ per share) | $ / shares				$ 0.445
Number of warrants held by entity (in shares) | shares				96,464,248
Choom | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of common shares acquired (in shares) | shares		9,859,155
Purchase price per unit (in CAD per share) | $ / shares		$ 0.71
Purchase of investments other than investments accounted for using equity method		$ 7,000,000
Proportion of ownership interest in investment		8.00%
Financial assets, at fair value		$ 9,300,000	$ 12,700,000	$ 4,400,000	$ 12,700,000
Quoted stock price (in CAD per share) | $ / shares		$ 0.94
Gains (losses) recognised in profit or loss, fair value measurement, assets			$ 2,300,000
Total shareholdings (in shares) | shares				9,859,155
Closing stock price (in A$ per share) | $ / shares			$ 1.29		$ 1.29
OCI unrealized gain (loss)				$ (8,300,000)	$ 3,500,000
Convertible Debentures | Derivatives and Convertible Debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value				19,300,000
Notional amount	$ 20,000,000.0
Interest rate	6.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 1.25
Proportion of ownership interest in investment, percentage restriction	9.90%
Unrealized gain (loss) on marketable securities				$ (600,000)
Credit spread				0.0824
Dividend yield				0.00%
Historical stock price volatility				84.48%
Expected life | year				3.35
Warrants | Derivatives and Convertible Debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Closing stock price (in A$ per share) | $ / shares				$ 0.45
Unrealized gain (loss) on marketable securities				$ (100,000)
Dividend yield				0.00%
Historical stock price volatility				84.00%
Expected life | year				1.35
Interest rate, significant unobservable inputs, assets				1.85%
Bottom of range | Derivatives and Convertible Debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares	$ 1.25
Top of range | Derivatives and Convertible Debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares	$ 2.75